UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   3-31-07

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            05-01-07

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              28

Form 13F Information Table Value Total:                          853,717
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                      FORM 13F INFORMATION TABLE

                                                               SHRS OR
                                                               PRN AMT;
                             TITLE                             SH/PRN;
        NAME OF ISSUE       OF CLASS     CUSIP      (X$1000)   PUT/CALL   DISCRETION MANAGERS    VOTING AUTHORITY
                                                                                                SOLE   SHARED   NONE
Accredited Home Lendrs Hldg    Com     00437P107       4,061   438,040SH   SOLE      N/A       350,740  0      87,300
Affiliated Managers Group      Com     008252108      51,544   475,719SH   SOLE      N/A       374,113  0     101,606
Allied Cap Corp New            Com     01903Q108      21,601   749,777SH   SOLE      N/A       558,739  0     191,038
American Capital Strategies    Com     024937104      37,234   840,302SH   SOLE      N/A       653,702  0     186,600
Ambac Finl Group Inc           Com     023139108      43,453   502,982SH   SOLE      N/A       402,675  0     100,307
Barrett Bill Corp              Com     06846N104      24,060   742,352SH   SOLE      N/A       613,102  0     129,250
Commerce Bancorp Inc NJ        Com     200519106      35,808 1,072,751SH   SOLE      N/A       850,530  0     222,221
Countrywide Financial Corp     Com     222372104      51,583 1,533,389SH   SOLE      N/A     1,190,870  0     342,519
Fidelity National Financial    Cl A    31620R105      32,974 1,373,358SH   SOLE      N/A     1,109,936  0     263,422
Fidelity Natl Information Sv   Com     31620M106      25,470   560,268SH   SOLE      N/A       456,334  0     103,934
General Growth Pptys Inc       Com     370021107      26,108   404,330SH   SOLE      N/A       341,140  0      63,190
Gladstone Capital Corp         Com     376535100       1,720    72,622SH   SOLE      N/A        63,702  0       8,920
Gladstone Coml Corp            Com     376536108         790    39,415SH   SOLE      N/A        36,015  0       3,400
HCC Ins Hldgs Inc              Com     404132102      39,094 1,269,280SH   SOLE      N/A     1,017,023  0     252,257
iStar Finl Inc                 Com     45031U101      34,376   734,053SH   SOLE      N/A       601,618  0     132,435
JP Morgan Chase & Co           Com     46625H100      37,286   770,689SH   SOLE      N/A       623,514  0     147,175
Kimco Realty Corp              Com     49446R109      36,832   755,684SH   SOLE      N/A       596,268  0     159,416
Kinder Morgan Inc Kans         Com     49455P101       7,658    71,944SH   SOLE      N/A        60,164  0      11,780
Level 3 Communications Inc     Com     52729N100      38,649 6,335,938SH   SOLE      N/A     4,957,538  0   1,378,400
MBIA Inc                       Com     55262C100      39,722   606,536SH   SOLE      N/A       485,248  0     121,288
Nabors Industries Ltd          Shs     G6359F103      37,618 1,267,896SH   SOLE      N/A     1,011,012  0     256,884
NCI Building Sys Inc           Com     628852105      12,395   259,643SH   SOLE      N/A       185,089  0      74,554
Nucor Corp                     Com     670346105      46,487   713,758SH   SOLE      N/A       574,098  0     139,660
Pulte Homes Inc                Com     745867101      23,934   904,550SH   SOLE      N/A       728,150  0     176,400
Radian Group Inc               Com     750236101      40,019   729,218SH   SOLE      N/A       581,387  0     147,831
Suncor Energy Inc              Com     867229106      27,572   361,127SH   SOLE      N/A       286,550  0      74,577
Triad Gty Inc                  Com     895925105      26,790   646,949SH   SOLE      N/A       516,871  0     130,078
Wells Fargo & Co New           Com     949746101      48,879 1,419,652SH   SOLE      N/A     1,130,120  0     289,532
